Retirement Plan - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retirement Plan [Line Items]
Define benefit plan employer contribution description	The Company makes matching cash contributions subject to certain restrictions, structured as a 100% match on the first 1% contributed by the employee and a 50% match on the next 5% contributed by the employee.
Defined contribution plan, employer contributions	$ 8,767	$ 7,345	$ 6,165
First 1% [Member]
Retirement Plan [Line Items]
Employer matching percentage	100.00%
Percentage of gross pay matched	1.00%
Second 5% [Member]
Retirement Plan [Line Items]
Employer matching percentage	50.00%
Percentage of gross pay matched	5.00%